Teachers Insurance and Annuity Association of America	Rachael Zufall
College Retirement Equities Fund	Associate General Counsel
8500 Andrew Carnegie Blvd	Asset Management Law
Charlotte, NC 28075	(704) 988-4446 Tel
(704) 988-1615 Fax
rzufall@tiaa-cref.org

September 11, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TIAA-CREF Funds Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

To Whom It May Concern:

          On behalf of the TIAA-CREF Funds (the “Funds”), we are attaching for filing Post Effective Amendment No. 31 to the above-captioned registration statement on Form N-1A. The main purpose of this amendment is to make the definitive Rule 485(b) filing needed to launch 11 new series of the Funds, as well as a new Premier share class. This Amendment is marked to show changes from Post-Effective Amendment No. 30, which was the initial Rule 485(a) filing for the Funds’ new series and share class made on June 25, 2009.

          If you have any questions regarding this filing, please do not hesitate to call me at the number indicated above.

Sincerely,

/s/ Rachael Zufall
Rachael Zufall

Enclosures